Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories, Net [Abstract]
Inventories	$ 49,476	$ 272,316	$ 340,186